FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Nonoperating Income (Expense) [Abstract]
Bank charges	$ (533)	$ (310)	$ (310)
Income (expense) related to hedging activity	963	1,434	(7,101)
Amortization of debt discount and issuance costs	(20,938)	(10,004)
Exchange rate income (loss)	(2,905)	(3,521)	1,214
Total income (expenses)	(23,413)	(12,401)	(6,197)
Interest income	19,792	9,607	1,182
Total financial income (expenses), net	$ (3,621)	$ (2,794)	$ (5,015)